Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of long-term debt instruments
The components of debt at December 31, 2022 and 2021 are as follows (in thousands):

	As of December 31,
	2022	2021
4.60% Senior Notes due to related party due 2024	$39,454	$42,176

Total debt	39,454	42,176
Less: Short-term debt	—	—

Total Long-term debt	$39,454	$42,176